Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended	5 Months Ended
	Mar. 31, 2022	Dec. 31, 2020
Operating Expenses [Abstract]
General and administrative costs	$ 392,649,000	$ 9,672,000
Loss from operations	(392,649,000)	(9,672,000)
Other income:
Interest earned on cash and marketable securities held in Trust Account	19,675,000	0
Total other income	19,675,000	0
Net loss	$ (372,974,000)	$ (9,672,000)
Weighted average shares outstanding of Class A ordinary shares (in shares)	6,881,490,000	0
Basic and diluted weighted average Class B ordinary shares outstanding (in shares)	3,141,695,000	0